Interest in subsidiary (Detail) - Rakita Financial Position - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 253,788	$ 228,865
Non-current assets	839,272	857,487
Current liabilities	66,193	66,546
Non-current liabilities	72,297	66,665
Net assets attributable to non-controlling interest	154,766	149,347
Rakita [Member]
Statement Line Items [Line Items]
Current assets	2,624	2,954
Non-current assets	512,241	510,341
Current liabilities	(2,293)	(6,487)
Non-current liabilities	(60,984)	(51,555)
Net assets	451,588	455,253
Net assets attributable to non-controlling interest	$ 7,743	$ 7,339